LOANS RECEIVABLE (Details Narrative)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)
Loans Receivable
Interest accrued	$ 153,860	¥ 1,093,253	$ 12,167	¥ 85,260